INCOME TAXES (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%	25.00%	25.00%
Net operating losses carried forward	$ 35,611	$ 34,293
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	142,191
Deferred Tax Assets, Operating Loss Carryforwards, Foreign	26,254	30,284
Unrecognized Tax Benefits, Income Tax Penalties and Interest Expense	0	17	97
Unrecognized Tax Benefits, Income Tax Penalties and Interest Accrued	198	58
Unrecognized Tax Benefits	1,283	1,017	4,487
Tax Credit Carryforward Expiration Period	20 years
Unrecognized Tax Benefits, Increase Resulting from Consolidation	198
Unrecognized Tax Benefits, Decrease Resulting from Deconsolidation	58
Subsequent Event [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	26.50%
Public Utilities, Requested Rate Increase (Decrease), Amended, Percentage	16.00%
Formula [Member]
Net operating losses carried forward	66,820	61,261
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	168,445	177,211
Matrix [Member]
Net operating losses carried forward	33,920	33,700
Magic [Member]
Net operating losses carried forward	427
Magic [Member] | Israeli Subsidiaries [Member]
Net operating losses carried forward	15,929
Magic [Member] | Europe
Net operating losses carried forward	4,999
Sapiens [Member]
Net operating losses carried forward	38,800
Sapiens’ Israeli Subsidiaries [Member]
Income Tax Holiday, Termination Date	Under the terms of the Approved Enterprise program, income that is attributable to one of Sapiens Israeli subsidiaries will be exempt from income tax for a period of two years commencing 2014.
Income Tax Holiday, Aggregate Dollar Amount	1,900
Effective Income Tax Rate Reconciliation, Tax Holiday, Percent	25.00%
Accrued Income Taxes	1,800
Non-Israeli Subsidiaries [Member]
Undistributed Earnings of Foreign Subsidiaries	19,850
Non-Israeli Subsidiaries And Foreign Affliates [Member]
Undistributed Earnings of Foreign Subsidiaries	$ 21,152